Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury Stock, Shares	1,506,385	0
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	478,340,245	464,103,972
Common stock, shares outstanding	478,340,245	464,103,972
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	9,980,906	9,980,906
Common stock, shares outstanding	9,980,906	9,980,906
Class V Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	175,000,000	175,000,000
Common stock, shares issued	63,481,465	77,459,687
Common stock, shares outstanding	63,481,465	77,459,687
Class Z Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,900,000	12,900,000
Common stock, shares issued	5,595,577	5,595,577
Common stock, shares outstanding	5,595,577	5,595,577